Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Line Items]
Statutory income tax rate	21.00%	35.00%
Income taxes (received)/ paid		$ 267,668	$ 914,413	$ 329,563
Tax payable		100	18
Unrecognized tax benefits and related accrued interest		2,326	1,805
AZOA
Income Tax Disclosure [Line Items]
Tax payable		$ (309,694)	$ (89,111)